Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis
Financial assets and financial liabilities measured at fair value on a recurring basis are as follows:

	As of December 31, 2023				As of December 31, 2022				As of December 31, 2021
(In millions)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Investments	$10.8	$10.8	$—	$—	$12.1	$12.1	$—	$—	$13.5	$13.5	$—	$—
Derivatives	25.9	—	25.9		34.3	—	34.3		18.4	—	18.4

Total assets	$36.7	$10.8	$25.9	$—	$46.4	$12.1	$34.3	$—	$31.9	$13.5	$18.4	$—

Liabilities:
Derivatives	$3.0	$—	$3.0	$—	$7.2	$—	$7.2	$—	$9.4	$—	$9.4	$—

Total liabilities	$3.0	$—	$3.0	$—	$7.2	$—	$7.2	$—	$9.4	$—	$9.4	$—

Schedule of Long-term Debt Instruments
The carrying values and the estimated fair values of debt financial instruments as of December 31 were as follows:

	2023		2022		2021
(In millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Convertible senior notes	$397.2	$361.6	$394.9	$344.7	$392.7	$448.8
Revolving credit facility, expires December 14, 2026	250.0	250.0	584.6	584.6	282.9	282.9
Other	—	—	0.6	0.6	—	—